Exhibit 99.1

Capital One Auto Finance Trust

Automobile Receivable - Backed Notes

Series 2007-C

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Auto Finance 2007-C as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 10/15/2007

		Payment Date:	11/15/2007
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	10/11/2007
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	10/05/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	10/31/2007
Indenture Trustee:	Deutsche Bank Trust Company Americas	Record Date:	11/14/2007
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	10/11/2007
Note Insurer:	Financial Guaranty Insurance Company	Coupon Accrual End Date:	11/14/2007
Administrator:	Capital One Auto Finance, Inc.	Days of Interest for Period:	35
Custodian:	Capital One Auto Finance, Inc.	Days in Collection Period:	27
Guarantor:	Capital One Financial Corporation	Months Seasoned:	1
Swap C/Party:	Barclays Bank PLC	LIBOR (One Month):	5.11969%

Class	Original Note Balance	Opening Balance	Principal Payment	Accelerated Principal	Optional Principal	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$157,000,000	$157,000,000.00	$19,041,359.39	$0.00	$0.00	$137,958,640.61	35	Actual/360	5.28200%	$806,238.61	$806,238.61
			121.28			0.8787				5.14	5.14
A2A	$69,000,000	$69,000,000.00	$0.00	$0.00	$0.00	$69,000,000.00	34	30/360	5.29000%	$344,731.67	$344,731.67
						1.0000				5.00	5.00
A2B	$71,000,000	$71,000,000.00	$0.00	$0.00	$0.00	$71,000,000.00	35	Actual/360	LIBOR + 0.42000%	$382,392.49	$382,392.49
						1.0000				5.39	5.39
A3A	$91,000,000	$91,000,000.00	$0.00	$0.00	$0.00	$91,000,000.00	34	30/360	5.13000%	$440,895.00	$440,895.00
						1.0000				4.85	4.85
A3B	$192,000,000	$192,000,000.00	$0.00	$0.00	$0.00	$192,000,000.00	35	Actual/360	LIBOR + 0.51000%	$1,050,875.47	$1,050,875.47
						1.0000				5.47	5.47
A4	$170,000,000	$170,000,000.00	$0.00	$0.00	$0.00	$170,000,000.00	34	30/360	5.23000%	$839,705.56	$839,705.56
						1.0000				4.94	4.94
TOTAL	$750,000,000	$750,000,000.00	$19,041,359.39	$0.00	$0.00	$730,958,640.61				$3,864,838.80	$3,864,838.80
			25.39			0.9746					5.15

October 2007